Movements in Equity (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	£ 8,926	£ 40	£ 15
Issuance of shares related to acquisition	1,505	4,477	3,956
Reserve of exchange differences on translation	6,580	(9,782)	(2,240)
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	21	14	8
Issuance of shares related to acquisition		1	2
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	8,905	26	93
Issuance of shares related to acquisition			0
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares related to acquisition	1,505
Foreign exchange translation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of exchange differences on translation	£ 6,580	£ (9,782)	£ (2,240)